Notes Payable - Paycheck Protection Program (Details Narrative) - PPP loan [Member] - USD ($)	1 Months Ended		12 Months Ended
	Mar. 19, 2021	Apr. 17, 2020	Dec. 31, 2020
Loan	$ 608,224	$ 609,500
Interest rate	1.00%	1.00%
Grant income			$ 609,500